Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average exercise price
Outstanding at the end of the period (in dollars per share)	$ 4.23
Vested and expected to vest at the end of the period	$ 4.23
Employee Stock Option [Member]
Number of Stock options
Outstanding at the beginning of the period (in shares)	6,910,812	5,169,567	5,349,942
Granted	86,000	1,792,820	0
Exercised	0	0	(178,750)
Forfeited or cancelled	(453,818)	(51,575)	(1,625)
Outstanding at the end of the period	6,542,994	6,910,812	5,169,567
Vested and expected to vest at the end of the period (in shares)	6,542,994
Exercisable at the end of the period	6,483,744
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 4.48	$ 4.58	$ 4.55
Granted	0.84	4.17	0
Exercised	0	0	(3.65)
Forfeited or cancelled	(7.43)	(3.80)	(8.31)
Outstanding at the end of the period (in dollars per share)	4.23	$ 4.48	$ 4.58
Vested and expected to vest at the end of the period	4.23
Exercisable at the end of the period	$ 4.04
Weighted Average remaining contractual term
Outstanding as of December 31, 2015	4 years 5 months 26 days
Vested and expected to vest as of December 31, 2015	4 years 5 months 26 days
Exercisable as of December 31, 2015	4 years 5 months 8 days
Aggregate intrinsic Value
Exercised		$ 0	$ 638
Outstanding at the end of the period	$ 0
Vested and expected to vest at the end of the period	0
Exercisable at the end of the period	$ 0